Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2021
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Income per Common Share	The following table summarizes the calculation of basic and diluted net income per ordinary share attributable to Cognyte for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31,
(in thousands except share and per share data)	2021	2020	2019
Net income	$20,310	$27,370	$12,321
Net income attributable to noncontrolling interest	6,107	7,179	3,593
Net income attributable to Cognyte Business of Verint Systems Inc.	$14,203	$20,191	$8,728

Ordinary shares outstanding:
Basic shares	65,773	65,773	65,773
Effective of dilutive shares	—	—	—
Diluted shares	65,773	65,773	65,773

Net income per ordinary share attributable to Cognyte Business of Verint Systems Inc:
Basic and diluted	$0.22	$0.31	$0.13